Provisions for legal proceedings and contingent liabilities (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	R$ 26,688,394	R$ 22,647,058
Tax claims member
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	18,270,680	17,224,429
Civil claims one member
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	5,489,479	2,614,344
Civil claims two member
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	786,441	737,083
Labor claims member
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	605,546	763,555
Environmental claims member
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	639,880	571,057
Social security claims member
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	515,506	398,783
Other lawsuits member
IfrsStatementLineItems [Line Items]
Claims with possible chance of loss	R$ 380,862	R$ 337,807